CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net revenues	$ 30,073,452	$ 36,253,309	$ 27,815,399
Cost of revenues (including sharebased compensation of $14,867, $8,095 and $17,517 for the years ended December 31, 2012, 2013 and 2014, respectively)	7,040,383	6,583,501	7,185,148
Gross profit	23,033,069	29,669,808	20,630,251
Operating expenses:
Marketing (including sharebased compensation of $108,913, $45,327 and $82,135 for the years ended December 31, 2012, 2013 and 2014, respectively)	11,254,481	10,426,400	12,487,068
Selling, general and administrative (including sharebased compensation of $1,815,546, $856,482 and $5,662,732 for the years ended December 31, 2012, 2013 and 2014, respectively)	55,447,030	49,280,231	47,010,505
Impairment of intangible assets		2,034,791
Total operating expenses	66,701,511	61,741,422	59,497,573
Loss from operations	(43,668,442)	(32,071,614)	(38,867,322)
Interest income	6,703	43,865	20,560
Interest expense	(11,798)	(136,655)	(223,801)
Other income(expenses), net	(196,288)	(89,354)	20,299
(Loss) gain from disposal of VIE and VIE's subsidiaries		895	(28,878)
Loss before provision for income taxes	(43,869,825)	(32,252,863)	(39,079,142)
Provision for income tax benefits		(80,519)	(68,666)
Net loss	(43,869,825)	(32,172,344)	(39,010,476)
Less: Net loss attributable to noncontrolling interests	(13,478)
Net loss attributable to Wowo Limited	(43,856,347)	(32,172,344)	(39,010,476)
Net loss attributable to holders of ordinary shares of Wowo Limited	(84,670,856)	(69,814,192)	(56,590,747)
Net loss per ordinary shares
Basic	$ (0.28)	$ (0.23)	$ (0.18)
Diluted	$ (0.28)	$ (0.23)	$ (0.18)
Weighted average shares used in calculating net loss per ordinary shares
Basic (in shares)	303,886,640	303,886,640	310,188,010
Diluted (in shares)	303,886,640	303,886,640	310,188,010
Series A-1 Preferred Shares
Operating expenses:
Accretion for convertible redeemable preferred shares	1,445,125	1,199,007	289,069
Net loss per ordinary shares
Basic	$ 0.12	$ 0.10	$ 0.03
Weighted average shares used in calculating net loss per ordinary shares
Basic (in shares)	12,202,988	12,202,988	11,151,244
Weighted average shares (in shares)	12,202,988	12,202,988	11,151,244
Series A-2 Preferred Shares
Operating expenses:
Accretion for convertible redeemable preferred shares	36,947,001	34,336,421	15,747,313
Net loss per ordinary shares
Basic	$ 0.30	$ 0.28	$ 0.14
Weighted average shares used in calculating net loss per ordinary shares
Diluted (in shares)	122,029,877	122,029,877	110,937,536
Weighted average shares (in shares)	122,029,877	122,029,877	110,937,536
Series B Preferred Shares
Operating expenses:
Accretion for convertible redeemable preferred shares	$ 2,422,383	$ 2,106,420	$ 1,543,889
Net loss per ordinary shares
Basic	$ 0.08	$ 0.07	$ 0.06
Weighted average shares used in calculating net loss per ordinary shares
Basic (in shares)	30,507,471	30,507,471	25,659,708
Weighted average shares (in shares)	30,507,471	30,507,471	25,659,708